Other assets - Summary of other assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other Assets [Line Items]
Pending settlements	R$ 277,953	R$ 148,995
Others advances	7,711	1,203
Advance payment of administrative expenses	9,293	17,677
Advance payment of third-party services	R$ 6,907	R$ 39,724
Inter Seguros
Other Assets [Line Items]
Ownership interest of subsidiary sold	4500000000.00%	40.00%